UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Total	Cumulative Effect, Period of Adoption, Adjusted Balance	As Previously Reported	Recapitalization of shares due to Business Combination (Note 3)	Common Stock	Common Stock Cumulative Effect, Period of Adoption, Adjusted Balance	Common Stock As Previously Reported	Common Stock Recapitalization of shares due to Business Combination (Note 3)	Notes Receivables from Stockholders	Notes Receivables from Stockholders Cumulative Effect, Period of Adoption, Adjusted Balance	Notes Receivables from Stockholders As Previously Reported	Additional Paid-in Capital	Additional Paid-in Capital Cumulative Effect, Period of Adoption, Adjusted Balance	Additional Paid-in Capital As Previously Reported	Additional Paid-in Capital Recapitalization of shares due to Business Combination (Note 3)	Accumulated Deficit	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjusted Balance	Accumulated Deficit As Previously Reported	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Cumulative Effect, Period of Adoption, Adjusted Balance	AOCI Attributable to Parent [Member] As Previously Reported
Beginning balance (in shares) at Dec. 31, 2020	107,634,678
Beginning balance at Dec. 31, 2020	$ 409,688,000
Ending balance (in shares) at Dec. 31, 2021	108,721,433	332,314,737	108,721,433	223,593,304
Ending balance at Dec. 31, 2021	$ 436,280,000	$ 436,280,000	$ 436,280,000
Beginning balance (in shares) at Dec. 31, 2020					81,239,084
Beginning balance at Dec. 31, 2020	49,326,000				$ 8,000				$ (365,000)			$ 42,301,000				$ 7,522,000			$ (140,000)
Increase (Decrease) in Stockholders' Equity
Issuance of common stock (in shares)					19,433,510
Stock Issued During Period, Value, New Issues	57,062,000				$ 2,000							57,060,000
Repurchase or cancellation of common stock (in shares)					(1,605,435)
Stock Repurchased and Retired During Period, Value	(5,648,000)											(5,648,000)
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition	64,187,000											64,187,000
Stockholders' Equity Note, Subscriptions Receivable, Vesting Of Common Stock	(38,268,000)								(38,268,000)
Net loss	(301,128,000)		(303,752,000)													(301,128,000)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	35,000																		35,000
Ending balance (in shares) at Dec. 31, 2021					99,067,159	302,805,767	99,067,159	203,738,608
Ending balance at Dec. 31, 2021	$ 240,160,000	$ 240,160,000	$ 240,160,000		$ 10,000	$ 10,000	$ 10,000		(38,633,000)	$ (38,633,000)	$ (38,633,000)	571,501,000	$ 571,501,000	$ 571,501,000		(292,613,000)	$ (292,613,000)	$ (292,613,000)	(105,000)	$ (105,000)	$ (105,000)
Beginning balance (in shares) at Dec. 31, 2021	108,721,433	332,314,737	108,721,433	223,593,304
Beginning balance at Dec. 31, 2021	$ 436,280,000	$ 436,280,000	$ 436,280,000
Ending balance (in shares) at Jun. 30, 2022	332,314,737		108,721,433	223,593,304
Ending balance at Jun. 30, 2022	$ 436,280,000		$ 436,280,000
Beginning balance (in shares) at Dec. 31, 2021					99,067,159	302,805,767	99,067,159	203,738,608
Beginning balance at Dec. 31, 2021	240,160,000	$ 240,160,000	240,160,000		$ 10,000	$ 10,000	$ 10,000		(38,633,000)	(38,633,000)	(38,633,000)	571,501,000	571,501,000	571,501,000		(292,613,000)	(292,613,000)	(292,613,000)	(105,000)	(105,000)	(105,000)
Ending balance (in shares) at Jun. 30, 2022					300,541,695		98,326,436	202,215,259
Ending balance at Jun. 30, 2022	$ (139,216,000)		$ (139,216,000)		$ 10,000		$ 10,000		(48,403,000)		(48,403,000)	601,756,000		601,756,000		(691,865,000)		(691,865,000)	(714,000)		(714,000)
Beginning balance (in shares) at Dec. 31, 2021	108,721,433	332,314,737	108,721,433	223,593,304
Beginning balance at Dec. 31, 2021	$ 436,280,000	$ 436,280,000	$ 436,280,000
Ending balance (in shares) at Sep. 30, 2022	332,314,737
Ending balance at Sep. 30, 2022	$ 436,280,000
Beginning balance (in shares) at Dec. 31, 2021					99,067,159	302,805,767	99,067,159	203,738,608
Beginning balance at Dec. 31, 2021	240,160,000	$ 240,160,000	$ 240,160,000		$ 10,000	$ 10,000	$ 10,000		(38,633,000)	(38,633,000)	(38,633,000)	571,501,000	571,501,000	571,501,000		(292,613,000)	(292,613,000)	(292,613,000)	(105,000)	(105,000)	(105,000)
Increase (Decrease) in Stockholders' Equity
Issuance of common stock (in shares)					4,421,663
Stock Issued During Period, Value, New Issues	14,332,000											14,332,000
Repurchase or cancellation of common stock (in shares)					(6,408,889)
Stock Repurchased and Retired During Period, Value	(4,174,000)											(4,174,000)
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition	34,003,000											34,003,000
Stockholders' Equity Note, Subscriptions Receivable, Vesting Of Common Stock	(12,781,000)								(12,781,000)
Net loss	(625,864,000)															(625,864,000)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	(764,000)																		(764,000)
Ending balance (in shares) at Sep. 30, 2022					300,818,541
Ending balance at Sep. 30, 2022	$ (355,088,000)				$ 10,000				(51,414,000)			615,662,000				(918,477,000)			(869,000)
Beginning balance (in shares) at Dec. 31, 2021	108,721,433	332,314,737	108,721,433	223,593,304
Beginning balance at Dec. 31, 2021	$ 436,280,000	$ 436,280,000	$ 436,280,000
Ending balance (in shares) at Dec. 31, 2022	332,314,737	332,314,737	108,721,433	223,593,304
Ending balance at Dec. 31, 2022	$ 436,280,000	$ 436,280,000	$ 436,280,000
Beginning balance (in shares) at Dec. 31, 2021					99,067,159	302,805,767	99,067,159	203,738,608
Beginning balance at Dec. 31, 2021	$ 240,160,000	240,160,000	240,160,000		$ 10,000	$ 10,000	$ 10,000		(38,633,000)	(38,633,000)	(38,633,000)	571,501,000	571,501,000	571,501,000		(292,613,000)	(292,613,000)	(292,613,000)	(105,000)	(105,000)	(105,000)
Increase (Decrease) in Stockholders' Equity
Issuance of common stock for options exercised (in shares)	998,529
Issuance of common stock (in shares)					1,493,076
Stock Issued During Period, Value, New Issues	$ 15,323,000											15,323,000
Repurchase or cancellation of common stock (in shares)					(2,481,879)
Stock Repurchased and Retired During Period, Value	(2,804,000)											(2,804,000)
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition	42,608,000											42,608,000
Stockholders' Equity Note, Subscriptions Receivable, Vesting Of Common Stock	(15,267,000)								(15,267,000)
Net loss	(888,802,000)															(888,802,000)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	$ (1,318,000)																		(1,318,000)
Ending balance (in shares) at Dec. 31, 2022	299,783,421					299,783,421	98,078,356	201,705,065
Ending balance at Dec. 31, 2022	$ (610,100,000)	$ (610,100,000)	$ (610,100,000)			$ 30,000	$ 10,000	$ 20,000		(53,900,000)	(53,900,000)		626,608,000	626,628,000	$ (20,000)		(1,181,415,000)	(1,181,415,000)		(1,423,000)	(1,423,000)
Ending balance (in shares) at Jun. 30, 2022	332,314,737		108,721,433	223,593,304
Ending balance at Jun. 30, 2022	$ 436,280,000		$ 436,280,000
Ending balance (in shares) at Jun. 30, 2022					300,541,695		98,326,436	202,215,259
Ending balance at Jun. 30, 2022	$ (139,216,000)		$ (139,216,000)		$ 10,000		$ 10,000		(48,403,000)		(48,403,000)	601,756,000		601,756,000		(691,865,000)		(691,865,000)	(714,000)		(714,000)
Ending balance (in shares) at Sep. 30, 2022	332,314,737
Ending balance at Sep. 30, 2022	$ 436,280,000
Increase (Decrease) in Stockholders' Equity
Issuance of common stock (in shares)					926,783
Stock Issued During Period, Value, New Issues	5,304,000											5,304,000
Repurchase or cancellation of common stock (in shares)					(649,937)
Stock Repurchased and Retired During Period, Value	(3,163,000)											(3,163,000)
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition	11,765,000											11,765,000
Stockholders' Equity Note, Subscriptions Receivable, Vesting Of Common Stock	(3,011,000)								(3,011,000)
Net loss	(226,612,000)															(226,612,000)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	(155,000)																		(155,000)
Ending balance (in shares) at Sep. 30, 2022					300,818,541
Ending balance at Sep. 30, 2022	$ (355,088,000)				$ 10,000				(51,414,000)			615,662,000				(918,477,000)			(869,000)
Beginning balance (in shares) at Dec. 31, 2022	332,314,737	332,314,737	108,721,433	223,593,304
Beginning balance at Dec. 31, 2022	$ 436,280,000	$ 436,280,000	$ 436,280,000
Beginning balance (in shares) at Dec. 31, 2022	299,783,421					299,783,421	98,078,356	201,705,065
Beginning balance at Dec. 31, 2022	$ (610,100,000)	$ (610,100,000)	$ (610,100,000)			$ 30,000	$ 10,000	$ 20,000		(53,900,000)	(53,900,000)		626,608,000	626,628,000	(20,000)		(1,181,415,000)	(1,181,415,000)		(1,423,000)	(1,423,000)
Beginning balance (in shares) at Dec. 31, 2022	332,314,737	332,314,737	108,721,433	223,593,304
Beginning balance at Dec. 31, 2022	$ 436,280,000	$ 436,280,000	$ 436,280,000
Ending balance (in shares) at Jun. 30, 2023	332,314,737		108,721,433	223,593,304
Ending balance at Jun. 30, 2023	$ 436,280,000		$ 436,280,000
Beginning balance (in shares) at Dec. 31, 2022	299,783,421					299,783,421	98,078,356	201,705,065
Beginning balance at Dec. 31, 2022	$ (610,100,000)	$ (610,100,000)	(610,100,000)			$ 30,000	$ 10,000	$ 20,000		(53,900,000)	(53,900,000)		626,608,000	626,628,000	(20,000)		(1,181,415,000)	(1,181,415,000)		(1,423,000)	(1,423,000)
Ending balance (in shares) at Jun. 30, 2023					300,676,355		98,370,492	202,305,863
Ending balance at Jun. 30, 2023	$ (732,248,000)		$ (732,248,000)		$ 30,000		$ 10,000	$ 20,000	(56,254,000)		(56,254,000)	642,531,000		642,551,000	(20,000)	(1,316,823,000)		(1,316,823,000)	(1,732,000)		(1,732,000)
Beginning balance (in shares) at Dec. 31, 2022	332,314,737	332,314,737	108,721,433	223,593,304
Beginning balance at Dec. 31, 2022	$ 436,280,000	$ 436,280,000	$ 436,280,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Conversion of convertible preferred stock to common stock (in shares)	(332,314,737)
Conversion of convertible preferred stock to common stock	$ (436,280,000)
Ending balance (in shares) at Sep. 30, 2023	0
Ending balance at Sep. 30, 2023	$ 0
Beginning balance (in shares) at Dec. 31, 2022	299,783,421					299,783,421	98,078,356	201,705,065
Beginning balance at Dec. 31, 2022	$ (610,100,000)	$ (610,100,000)	$ (610,100,000)			$ 30,000	$ 10,000	$ 20,000		$ (53,900,000)	(53,900,000)		$ 626,608,000	626,628,000	(20,000)		$ (1,181,415,000)	(1,181,415,000)		$ (1,423,000)	(1,423,000)
Increase (Decrease) in Stockholders' Equity
Conversion of convertible preferred stock to common stock (in shares)					332,314,737
Conversion of convertible preferred stock to common stock	436,280,000				$ 33,000							436,247,000
Conversion of pre-closing bridge notes to common stock (in shares)					105,000,000
Conversion of pre-closing bridge notes to common stock	750,000,000				$ 12,000							749,988,000
Issuance of common stock upon Business Combination close (in shares)					10,698,910
Issuance of common stock upon Business Combination close	37,967,000				$ 1,000							37,966,000
Exercise of warrants (in shares)					14,576,174
Sale of Private Placement Warrants	4,290,000				$ 1,000							4,289,000
Transaction costs related to the Business Combination	(21,437,000)											(21,437,000)
Recognition of derivative liability related to earnout	(1,112,000)											(1,112,000)
Assumption private & public placement warrants	(1,276,000)											(1,276,000)
Issuance of common stock for options exercised (in shares)					1,460,854
Issuance of common stock for options exercised	4,459,000											4,459,000
Repurchase or cancellation of common stock (in shares)					(3,326,710)
Stock Repurchased and Retired During Period, Value	(8,000)											(8,000)
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition	41,272,000											41,272,000
Tax withholding upon vesting of restricted stock units	(4,790,000)											(4,790,000)
Stockholders' Equity Note, Subscriptions Receivable, Vesting Of Common Stock	(3,395,000)								(3,395,000)
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited					(15,440,633)
Forfeiture of shares	0				$ (2,000)				30,161,000			(30,159,000)
Forgiveness of officer loans	1,530,000								1,530,000
Shares transferred in settlement of loans (in shares)					(7,481,315)
Shares transferred in settlement of loans	0				$ (1,000)				15,200,000			(15,199,000)
Net loss	(475,441,000)															(475,441,000)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	$ (1,007,000)																		(1,007,000)
Ending balance (in shares) at Sep. 30, 2023	737,585,438				737,585,438
Ending balance at Sep. 30, 2023	$ 157,232,000				$ 74,000				(10,404,000)			1,826,848,000				(1,656,856,000)			(2,430,000)
Ending balance (in shares) at Jun. 30, 2023	332,314,737		108,721,433	223,593,304
Ending balance at Jun. 30, 2023	$ 436,280,000		$ 436,280,000
Ending balance (in shares) at Jun. 30, 2023					300,676,355		98,370,492	202,305,863
Ending balance at Jun. 30, 2023	$ (732,248,000)		$ (732,248,000)		$ 30,000		$ 10,000	$ 20,000	(56,254,000)		$ (56,254,000)	642,531,000		$ 642,551,000	$ (20,000)	(1,316,823,000)		$ (1,316,823,000)	(1,732,000)		$ (1,732,000)
Increase (Decrease) in Temporary Equity [Roll Forward]
Conversion of convertible preferred stock to common stock (in shares)	(332,314,737)
Conversion of convertible preferred stock to common stock	$ (436,280,000)
Ending balance (in shares) at Sep. 30, 2023	0
Ending balance at Sep. 30, 2023	$ 0
Increase (Decrease) in Stockholders' Equity
Conversion of convertible preferred stock to common stock (in shares)					332,314,737
Conversion of convertible preferred stock to common stock	436,280,000				$ 33,000							436,247,000
Conversion of pre-closing bridge notes to common stock (in shares)					105,000,000
Conversion of pre-closing bridge notes to common stock	750,000,000				$ 12,000							749,988,000
Issuance of common stock upon Business Combination close (in shares)					10,698,910
Issuance of common stock upon Business Combination close	37,967,000				$ 1,000							37,966,000
Exercise of warrants (in shares)					14,576,174
Sale of Private Placement Warrants	4,290,000				$ 1,000							4,289,000
Transaction costs related to the Business Combination	(21,437,000)											(21,437,000)
Recognition of derivative liability related to earnout	(1,112,000)											(1,112,000)
Assumption private & public placement warrants	(1,276,000)											(1,276,000)
Issuance of common stock for options exercised (in shares)					106,744
Issuance of common stock for options exercised	2,253,000											2,253,000
Repurchase or cancellation of common stock (in shares)					(2,865,535)
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition	27,547,000											27,547,000
Tax withholding upon vesting of restricted stock units	(4,790,000)											(4,790,000)
Stockholders' Equity Note, Subscriptions Receivable, Vesting Of Common Stock	(1,041,000)								(1,041,000)
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited					(15,440,633)
Forfeiture of shares	0				$ (2,000)				30,161,000			(30,159,000)
Forgiveness of officer loans	1,530,000								1,530,000
Shares transferred in settlement of loans (in shares)					(7,481,314)
Shares transferred in settlement of loans	0				$ (1,000)				15,200,000			(15,199,000)
Net loss	(340,033,000)															(340,033,000)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	$ (698,000)																		(698,000)
Ending balance (in shares) at Sep. 30, 2023	737,585,438				737,585,438
Ending balance at Sep. 30, 2023	$ 157,232,000				$ 74,000				$ (10,404,000)			$ 1,826,848,000				$ (1,656,856,000)			$ (2,430,000)